Statement of financial position, current/non-current (Statement) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Investment properties, net	$ 530	$ 543	$ 587
Property and equipment, net	8,743	8,832	8,361
Intangible assets, net	42	41	48
Other assets, net	27	32	34
Other receivables and prepayments, net	23	18	23
Total non-current assets	9,365	9,466	9,053
Current assets
Inventories	15	15	16
Other assets		0	35
Trade and other receivables and prepayments, net	158	190	510
Restricted cash and cash equivalents	16	16	15
Cash and cash equivalents	861	861	2,471
Total current assets	1,050	1,082	3,047
Total assets	10,415	10,548	12,100
EQUITY
Share capital	81	81	81
Reserves	1,481	1,848	4,365
Total equity	1,562	1,929	4,446
Non-current liabilities
Trade and other payables	107	105	122
Borrowings	7,553	7,044	5,589
Deferred income tax liabilities	57	56	45
Total non-current liabilities	7,717	7,205	5,756
Current liabilities
Trade and other payables	1,113	1,388	1,874
Current income tax liabilities	3	5	5
Borrowings	20	21	19
Total current liabilities	1,136	1,414	1,898
Total liabilities	8,853	8,619	7,654
Total equity and liabilities	10,415	10,548	12,100
Net current assets (liabilities)	(86)	(332)	1,149
Total assets less current liabilities	$ 9,279	$ 9,134	$ 10,202